Accumulated retained earnings (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Retained Earnings
Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method

	Millions of euros
	2017	2016	2015
Restricted reserves	2,880	2,686	2,708
Legal reserve	1,614	1,459	1,444
Own shares	1,212	1,173	1,210
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	11,368	11,285	11,486
Voluntary reserves (*)	6,904	7,192	3,230
Consolidation reserves attributable to the Bank	4,464	4,093	8,256
Reserves of subsidiaries	36,862	34,568	31,275
Reserves of entities accounted for using the equity method	725	465	291
	51,835	49,004	45,760

(*)In accordance with the commercial regulations in force in Spain.

Schedule of Reserves of subsidiaries based on the companies' contribution to the Group
	Millions of euros
	2017	2016	2015
Banco Santander (Brasil) S.A. (Consolidated Group)	9,874	8,993	8,408
Santander UK Group	7,724	6,887	6,457
Group Santander Holdings USA.	4,150	4,091	3,440
Banco Santander (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	3,229	3,255	2,977
Banco Santander Totta, S.A. (Consolidated Group)	2,821	2,593	2,165
Banco Santander - Chile	2,764	2,630	2,534
Santander Consumer Finance Group	2,465	2,027	1,549
Banco Santander Río S.A.	1,639	1,326	965
Bank Zachodni WBK S.A.	1,093	967	578
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	638	824	754
Banco Santander (Suisse) S.A.	381	354	346
Santander Investment, S.A.	202	349	367
Cartera Mobiliaria, S.A., SICAV	—	377	363
Exchange differences, consolidation adjustments and other companies (*)	(118)	(105)	372
	36,862	34,568	31,275

Of which, restricted	2,777	2,730	2,445

(*)Includes the charge relating to cumulative exchange differences in the transition to International Financial Reporting Standards.